SEGMENT INFORMATION - SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of operating segments [line items]
Total revenue	¥ 16,349,366	$ 2,505,650	[1]	¥ 21,178,351	¥ 19,828,018
Segment result	(690,745)	(105,862)	[1]	1,009,092	1,068,800
Finance costs - net	60,645	9,294	[1]	56,710	630
Share of results of associates, net of tax	22,162	3,396	[1]	(7,039)	7,177
Depreciation of fixed assets	1,662,179			1,637,298	1,609,743
Depreciation of right-of-use assets	65,511			65,324
Amortization of leasehold land payments	0			0	55,782
Amortization of long-term prepaid expenses	19,340			16,438	12,909
Impairment of fixed assets	11,835			20,697	10,364
Provision for impairment of materials and supplies	0			10,793	11,361
Reversal of impairment losses on financial assets	(358)	(55)	[1]	0	(1,061)
Overtime [member]
Disclosure of operating segments [line items]
Total revenue	16,146,756			20,880,326	19,521,782
At a point in time [member]
Disclosure of operating segments [line items]
Total revenue	159,782			298,025	306,236
Lease [member]
Disclosure of operating segments [line items]
Total revenue	42,828			0	0
Eliminations [member]
Disclosure of operating segments [line items]
Total revenue	(39,923)			(56,735)	(48,354)
Segment result	0			0	(25,270)
Finance costs - net	0			0	0
Share of results of associates, net of tax	0			0	0
Depreciation of fixed assets	0			0	0
Depreciation of right-of-use assets	0			0	0
Amortization of leasehold land payments	0			0	0
Amortization of long-term prepaid expenses	0			0	0
Impairment of fixed assets	0			0	0
Provision for impairment of materials and supplies	0			0	0
Reversal of impairment losses on financial assets	0			0	0
Eliminations [member] | Overtime [member]
Disclosure of operating segments [line items]
Total revenue	(39,923)			(56,735)	(48,354)
Eliminations [member] | At a point in time [member]
Disclosure of operating segments [line items]
Total revenue	0			0	0
Eliminations [member] | Lease [member]
Disclosure of operating segments [line items]
Total revenue	0			0	0
The Railway Transportation Business [member]
Disclosure of operating segments [line items]
Total revenue	16,245,086			20,963,634	19,603,098
Segment result	(584,770)			1,045,581	1,120,148
Finance costs - net	60,464			56,439	451
Share of results of associates, net of tax	22,162			(7,039)	7,177
Depreciation of fixed assets	1,657,475			1,633,185	1,603,106
Depreciation of right-of-use assets	54,179			53,992	0
Amortization of leasehold land payments	0			0	44,450
Amortization of long-term prepaid expenses	18,886			16,008	12,596
Impairment of fixed assets	11,835			20,697	10,364
Provision for impairment of materials and supplies	0			10,793	11,361
Reversal of impairment losses on financial assets	(78)			0	0
The Railway Transportation Business [member] | Overtime [member]
Disclosure of operating segments [line items]
Total revenue	16,139,060			20,826,847	19,480,546
The Railway Transportation Business [member] | At a point in time [member]
Disclosure of operating segments [line items]
Total revenue	85,664			136,787	122,552
The Railway Transportation Business [member] | Lease [member]
Disclosure of operating segments [line items]
Total revenue	20,362			0	0
All other segments [member]
Disclosure of operating segments [line items]
Total revenue	144,203			271,452	273,274
Segment result	(105,975)			(36,489)	(26,078)
Finance costs - net	181			271	179
Share of results of associates, net of tax	0			0	0
Depreciation of fixed assets	4,704			4,113	6,637
Depreciation of right-of-use assets	11,332			11,332	0
Amortization of leasehold land payments	0			0	11,332
Amortization of long-term prepaid expenses	454			430	313
Impairment of fixed assets	0			0	0
Provision for impairment of materials and supplies	0			0	0
Reversal of impairment losses on financial assets	(280)			0	0
All other segments [member] | Overtime [member]
Disclosure of operating segments [line items]
Total revenue	47,619			110,214	89,590
All other segments [member] | At a point in time [member]
Disclosure of operating segments [line items]
Total revenue	74,118			161,238	183,684
All other segments [member] | Lease [member]
Disclosure of operating segments [line items]
Total revenue	22,466			0	0
Railroad business [member]
Disclosure of operating segments [line items]
Total revenue	15,385,428	2,357,920	[1]	20,025,568	18,823,379
Depreciation of fixed assets	1,631,331	250,012	[1]	1,612,683	1,581,685
Depreciation of right-of-use assets	54,179	8,303	[1]	53,992	0
Amortization of leasehold land payments	0	0		0	44,450
Railroad business [member] | Eliminations [member]
Disclosure of operating segments [line items]
Total revenue	0			0	0
Railroad business [member] | The Railway Transportation Business [member]
Disclosure of operating segments [line items]
Total revenue	15,385,428			20,025,568	18,823,379
Railroad business [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	0			0	0
Other businesses [member]
Disclosure of operating segments [line items]
Total revenue	963,938	147,730	[1]	1,152,783	1,004,639
Depreciation of fixed assets	30,848	4,728	[1]	24,615	28,058
Depreciation of right-of-use assets	11,332	1,737	[1]	11,332	0
Amortization of leasehold land payments	0	$ 0		0	11,332
Other businesses [member] | Eliminations [member]
Disclosure of operating segments [line items]
Total revenue	(39,923)			(56,735)	(48,354)
Other businesses [member] | The Railway Transportation Business [member]
Disclosure of operating segments [line items]
Total revenue	859,658			938,066	779,719
Other businesses [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	¥ 144,203			¥ 271,452	¥ 273,274

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.